Credit Risk - Summary of ECL Reconciliation (Residential Mortgages) (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	£ 863
Ending balance	1,377	£ 863
Recoveries net of collection costs	(24)	(40)	£ (42)
Income statement charge/(release) for the year	645	221	153
Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	147
Ending balance	216	147
Stage 1 | Subject to 12-month ECL | Financial instruments not credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	295,436	290,882
Transfers from Stage 1 to Stage 2	(9,815)	(4,101)
Transfers from Stage 2 to Stage 1	3,178	3,458
Transfers to Stage 3	(385)	(361)
Transfers from Stage 3	12	10
Transfers of financial instruments	(7,010)	(994)
Net remeasurement of ECL on stage transfer	0	0
Change in economic scenarios	0	0
Changes to model	0	0
New lending and assets purchased	55,546	42,415
Assets derecognised - Redemptions and repayments	(50,698)	(40,380)
Other	8,141	3,514
Assets derecognised - written off	(2)	(1)
Ending balance	301,413	295,436	290,882
Net movement in the year	5,977	4,554
Stage 1 | Subject to 12-month ECL | Financial instruments not credit-impaired | Residential mortgages
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	168,830	157,739
Transfers from Stage 1 to Stage 2	(4,686)	(2,345)
Transfers from Stage 2 to Stage 1	1,911	2,921
Transfers to Stage 3	(229)	(231)
Transfers from Stage 3	4	5
Transfers of financial instruments	(3,000)	350
Net remeasurement of ECL on stage transfer	0	0
Change in economic scenarios	0	0
Changes to model	0	0
New lending and assets purchased	26,102	31,090
Assets derecognised - Redemptions and repayments	(23,707)	(22,439)
Other	(459)	2,090
Assets derecognised - written off	0	0
Ending balance	167,766	168,830	157,739
Net movement in the year	(1,064)	11,091
Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	348
Ending balance	592	348
Stage 2 | Subject to Lifetime ECL | Financial instruments not credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	12,351	12,011
Transfers from Stage 1 to Stage 2	9,815	4,101
Transfers from Stage 2 to Stage 1	(3,178)	(3,458)
Transfers to Stage 3	(1,126)	(595)
Transfers from Stage 3	326	516
Transfers of financial instruments	5,837	564
Net remeasurement of ECL on stage transfer	0	0
Change in economic scenarios	0	0
Changes to model	0	0
New lending and assets purchased	1,371	827
Assets derecognised - Redemptions and repayments	(2,295)	(1,344)
Other	1,072	294
Assets derecognised - written off	0	(1)
Ending balance	18,336	12,351	12,011
Net movement in the year	5,985	340
Stage 2 | Subject to Lifetime ECL | Financial instruments not credit-impaired | Residential mortgages
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	8,224	9,432
Transfers from Stage 1 to Stage 2	4,686	2,345
Transfers from Stage 2 to Stage 1	(1,911)	(2,921)
Transfers to Stage 3	(491)	(429)
Transfers from Stage 3	311	485
Transfers of financial instruments	2,595	(520)
Net remeasurement of ECL on stage transfer	0	0
Change in economic scenarios	0	0
Changes to model	0	0
New lending and assets purchased	237	198
Assets derecognised - Redemptions and repayments	(899)	(1,039)
Other	270	153
Assets derecognised - written off	0	0
Ending balance	10,427	8,224	9,432
Net movement in the year	2,203	(1,208)
Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	368
Ending balance	569	368
Stage 3 | Subject to Lifetime ECL | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	2,368	2,571
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	1,511	956
Transfers from Stage 3	(338)	(526)
Transfers of financial instruments	1,173	430
Net remeasurement of ECL on stage transfer	0	0
Change in economic scenarios	0	0
Changes to model	0	0
New lending and assets purchased	104	15
Assets derecognised - Redemptions and repayments	(441)	(459)
Other	185	172
Assets derecognised - written off	(393)	(361)
Ending balance	2,996	2,368	2,571
Net movement in the year	628	(203)
Stage 3 | Subject to Lifetime ECL | Financial instruments credit-impaired | Residential mortgages
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	1,734	1,999
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	720	660
Transfers from Stage 3	(315)	(490)
Transfers of financial instruments	405	170
Net remeasurement of ECL on stage transfer	0	0
Change in economic scenarios	0	0
Changes to model	0	0
New lending and assets purchased	1	2
Assets derecognised - Redemptions and repayments	(297)	(396)
Other	24	31
Assets derecognised - written off	(54)	(72)
Ending balance	1,813	1,734	1,999
Net movement in the year	79	(265)
Total exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	310,155	305,464
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	0	0
Transfers from Stage 3	0	0
Transfers of financial instruments	0	0
Net remeasurement of ECL on stage transfer	0	0
Change in economic scenarios	0	0
Changes to model	0	0
New lending and assets purchased	57,021	43,257
Assets derecognised - Redemptions and repayments	(53,434)	(42,183)
Other	9,398	3,980
Assets derecognised - written off	(395)	(363)
Ending balance	322,745	310,155	305,464
Net movement in the year	12,590	4,691
Total exposure | Residential mortgages
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	178,788	169,170
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	0	0
Transfers from Stage 3	0	0
Transfers of financial instruments	0	0
Net remeasurement of ECL on stage transfer	0	0
Change in economic scenarios	0	0
Changes to model	0	0
New lending and assets purchased	26,340	31,290
Assets derecognised - Redemptions and repayments	(24,903)	(23,874)
Other	(165)	2,274
Assets derecognised - written off	(54)	(72)
Ending balance	180,006	178,788	169,170
Net movement in the year	1,218	9,618
Stage 1 ECL | Subject to 12-month ECL | Financial instruments not credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	147	143
Transfers from Stage 1 to Stage 2	(47)	(11)
Transfers from Stage 2 to Stage 1	110	74
Transfers to Stage 3	(8)	(2)
Transfers from Stage 3	2	1
Transfers of financial instruments	57	62
Net remeasurement of ECL on stage transfer	(101)	(66)
Change in economic scenarios	15	5
Changes to model	0	0
New lending and assets purchased	40	29
Assets derecognised - Redemptions and repayments	(30)	(32)
Other	88	6
Assets derecognised - written off	0	0
Ending balance	216	147	143
Net movement in the year		4
Net movement in the year	69
Charge/(release) to the Income Statement	69	4
Recoveries net of collection costs	0	(10)
Income statement charge/(release) for the year	69	(6)
Stage 1 ECL | Subject to 12-month ECL | Financial instruments not credit-impaired | Residential mortgages
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	14	12
Transfers from Stage 1 to Stage 2	(2)	(1)
Transfers from Stage 2 to Stage 1	17	24
Transfers to Stage 3	(3)	0
Transfers from Stage 3	0	(1)
Transfers of financial instruments	12	22
Net remeasurement of ECL on stage transfer	(15)	(23)
Change in economic scenarios	7	(5)
Changes to model	0	0
New lending and assets purchased	4	5
Assets derecognised - Redemptions and repayments	(4)	(1)
Other	(1)	4
Assets derecognised - written off	0	0
Ending balance	17	14	12
Net movement in the year	3	2
Charge/(release) to the Income Statement	3	2
Less: ECL relating to derecognised income	0	0
Recoveries net of collection costs	0	0
Income statement charge/(release) for the year	3	2
Stage 2 ECL | Subject to Lifetime ECL | Financial instruments not credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	348	307
Transfers from Stage 1 to Stage 2	47	11
Transfers from Stage 2 to Stage 1	(110)	(74)
Transfers to Stage 3	(61)	(24)
Transfers from Stage 3	21	23
Transfers of financial instruments	(103)	(64)
Net remeasurement of ECL on stage transfer	239	130
Change in economic scenarios	139	(15)
Changes to model	0	0
New lending and assets purchased	64	32
Assets derecognised - Redemptions and repayments	(42)	(28)
Other	(53)	(14)
Assets derecognised - written off	0	0
Ending balance	592	348	307
Net movement in the year		41
Net movement in the year	244
Charge/(release) to the Income Statement	244	41
Recoveries net of collection costs	0	(15)
Income statement charge/(release) for the year	244	26
Stage 2 ECL | Subject to Lifetime ECL | Financial instruments not credit-impaired | Residential mortgages
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	101	119
Transfers from Stage 1 to Stage 2	2	1
Transfers from Stage 2 to Stage 1	(17)	(24)
Transfers to Stage 3	(11)	(8)
Transfers from Stage 3	15	16
Transfers of financial instruments	(11)	(15)
Net remeasurement of ECL on stage transfer	49	16
Change in economic scenarios	13	(22)
Changes to model	0	0
New lending and assets purchased	5	3
Assets derecognised - Redemptions and repayments	(7)	(6)
Other	(19)	6
Assets derecognised - written off	0	0
Ending balance	131	101	119
Net movement in the year	30	(18)
Charge/(release) to the Income Statement	29	(17)
Less: ECL relating to derecognised income	0	0
Recoveries net of collection costs	0	0
Income statement charge/(release) for the year	29	(17)
Stage 3 ECL | Subject to Lifetime ECL | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	368	357
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	69	26
Transfers from Stage 3	(23)	(24)
Transfers of financial instruments	46	2
Net remeasurement of ECL on stage transfer	241	96
Change in economic scenarios	10	(9)
Changes to model	25	13
New lending and assets purchased	52	9
Assets derecognised - Redemptions and repayments	(18)	(42)
Other	98	191
Assets derecognised - written off	(253)	(249)
Ending balance	569	368	357
Net movement in the year		11
Net movement in the year	201
Charge/(release) to the Income Statement	454	260
Recoveries net of collection costs	(108)	(46)
Income statement charge/(release) for the year	332	201
Stage 3 ECL | Subject to Lifetime ECL | Financial instruments credit-impaired | Residential mortgages
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	103	106
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	14	8
Transfers from Stage 3	(15)	(15)
Transfers of financial instruments	(1)	(7)
Net remeasurement of ECL on stage transfer	17	12
Change in economic scenarios	10	(9)
Changes to model	25	13
New lending and assets purchased	0	0
Assets derecognised - Redemptions and repayments	(15)	(12)
Other	7	14
Assets derecognised - written off	(14)	(14)
Ending balance	132	103	106
Net movement in the year	29	(3)
Charge/(release) to the Income Statement	43	11
Less: ECL relating to derecognised income	(2)	(4)
Recoveries net of collection costs	(1)	0
Income statement charge/(release) for the year	40	7
Expected credit loss
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	863	807
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	0	0
Transfers from Stage 3	0	0
Transfers of financial instruments	0	0
Net remeasurement of ECL on stage transfer	379	160
Change in economic scenarios	164	(19)
Changes to model	25	13
New lending and assets purchased	156	70
Assets derecognised - Redemptions and repayments	(90)	(102)
Other	133	183
Assets derecognised - written off	(253)	(249)
Ending balance	1,377	863	807
Net movement in the year		56
Net movement in the year	514
Charge/(release) to the Income Statement	767	305
Recoveries net of collection costs	(108)	(71)
Income statement charge/(release) for the year	645	221
Expected credit loss | Residential mortgages
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	218	237
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	0	0
Transfers from Stage 3	0	0
Transfers of financial instruments	0	0
Net remeasurement of ECL on stage transfer	51	5
Change in economic scenarios	30	(36)
Changes to model	25	13
New lending and assets purchased	9	8
Assets derecognised - Redemptions and repayments	(26)	(19)
Other	(13)	24
Assets derecognised - written off	(14)	(14)
Ending balance	280	218	£ 237
Net movement in the year	62	(19)
Charge/(release) to the Income Statement	75	(4)
Less: ECL relating to derecognised income	(2)	(4)
Recoveries net of collection costs	(1)	0
Income statement charge/(release) for the year	£ 72	£ (8)